Marketable Securities - Amortized Cost and Estimated Fair Value of Available-for-Sale Marketable Securities by Contractual Maturity (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Unrealized Loss And Fair Value Available For Sale Securities [Line Items]
Amortized cost within one year	$ 75,320
Gross unrealized gains within one year	141
Gross unrealized losses within one year
Estimated fair value within one year	75,461
Amortized cost after one year through five years	150,478
Gross unrealized gains after one year through five years	667
Gross unrealized losses after one year through five years	(191)
Estimated fair value after one year through five years	150,954
Amortized cost after five years through ten years	44,947
Gross unrealized gains after five years through ten years	490
Gross unrealized losses after five years through ten years
Estimated fair value after five years through ten years	45,437
Amortized cost of total marketable debt securities	270,745
Gross unrealized gains on total marketable debt securities	1,298
Gross unrealized losses on total marketable debt securities	(191)
Estimated fair value of total marketable debt securities	$ 271,852